Pledged Assets (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Related to trading activities:
Equity securities, carried at fair value		$ 39,098	$ 34,009
Total pledged assets related to trading activities		139,162	123,608
Related to VIEs:
Assets	[1]	1,948,068	1,952,911
Loans eligible for repurchase from GNMA securitizations		109	179
Total pledged assets		420,516	496,161
VIEs that we consolidate [Member]
Related to VIEs:
Assets		7,529	13,983
Carrying value [Member] | VIEs that we consolidate [Member]
Related to VIEs:
Assets		4,781	12,146
Carrying value [Member] | Total VIEs and Transfers that we account for as secured borrowings [Member]
Related to VIEs:
Total pledged assets		4,890	12,325
Held for trading [Member]
Related to trading activities:
Equity securities, carried at fair value		27,476	23,032
Related to non-trading activities [Member]
Related to trading activities:
Equity securities, carried at fair value		11,622	10,977
Related to non-trading activities:
Loans		288,698	344,220
Deb securities:
Available-for-sale		65,198	57,289
Held-to-maturity		13,843	17,290
Other financial assets		1,600	230
Related to VIEs:
Total pledged assets		369,339	419,029
Related to trading activities [Member]
Related to trading activities:
Trading debt securities and other		14,216	19,572
Total pledged assets related to trading activities		46,287	64,807
Related to trading activities [Member] | Held for trading [Member]
Related to trading activities:
Equity securities, carried at fair value		984	470
Related to trading activities [Member] | Repledged third-party owned debt and equity securities [Member]
Related to trading activities:
Total pledged assets related to trading activities		$ 31,087	$ 44,765

[1]	Our consolidated assets at December 31, 2021 and 2020, included the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $71 million and $967 million; Loans, $4.5 billion and $10.9 billion; All other assets, $234 million and $310 million; and Total assets, $4.8 billion and $12.1 billion, respectively.